Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000068414 [Member] | Omega Healthcare Investors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[1]
C000068414 [Member] | Gaming and Leisure Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[1]
C000068414 [Member] | Tanger Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[1]
C000068414 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[1]
C000068414 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[1]
C000068414 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
C000068414 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[1]
C000068414 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[1]
C000068414 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.31%	[1]
C000068414 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%	[1]
C000068414 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000068414 [Member] | Other Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000068414 [Member] | Gaming REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000068414 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000068414 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000068414 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000068414 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000068414 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000068414 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000068414 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000068414 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000068414 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000068414 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112015 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[2]
C000112015 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[2]
C000112015 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[2]
C000112015 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[2]
C000112015 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[2]
C000112015 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[2]
C000112015 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[2]
C000112015 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[2]
C000112015 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[2]
C000112015 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[2]
C000112015 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000112015 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112015 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000112015 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112015 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000112015 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000112015 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000112015 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112015 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112015 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000162616 [Member] | Freddie Mac Series 2024 DNA2 Class A1 STACR 4 90 05 25 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[3]
C000162616 [Member] | Freddie Mac Series 2026 DNA2 Class M1 STACR 4 85 03 25 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[3]
C000162616 [Member] | Fannie Mae Connecticut Avenue Securities Series 2021 R03 Class 1M2 5 30 12 25 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[3]
C000162616 [Member] | Fannie Mae Connecticut Avenue Securities Series 2024 R05 Class 2M2 5 35 07 25 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[3]
C000162616 [Member] | Fannie Mae Connecticut Avenue Securities Series 2026 R03 Class 2M1 4 89 04 25 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[3]
C000162616 [Member] | U S Treasury Floating Rate Notes 3 74 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[3]
C000162616 [Member] | U S Treasury Floating Rate Notes 3 80 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000162616 [Member] | U S Treasury Floating Rate Notes 3 80 04 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[3]
C000162616 [Member] | U S Treasury Floating Rate Notes 3 83 10 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[3]
C000162616 [Member] | U S Treasury Floating Rate Notes 3 74 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[3]
C000162616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162616 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000162616 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000162616 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000162616 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000162616 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000197599 [Member] | American Tower Corp 2 75 01 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[4]
C000197599 [Member] | Jefferies Financial Group Inc 4 50 09 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[4]
C000197599 [Member] | Haleon US Capital LLC 3 38 03 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[4]
C000197599 [Member] | U S Treasury Notes 3 38 02 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[4]
C000197599 [Member] | NatWest Group PLC 5 58 03 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000197599 [Member] | Oracle Corp 4 35 4 38 07 23 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[4]
C000197599 [Member] | U S Treasury Bills 3 74 03 18 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000197599 [Member] | U S Treasury Bills 3 65 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[4]
C000197599 [Member] | Brunswick Corp 4 35 05 05 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[4]
C000197599 [Member] | Global Payments Inc 4 22 05 04 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[4]
C000197599 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000197599 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000197599 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000197599 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000197599 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000197599 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000197599 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000197599 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000197600 [Member] | U S Treasury Notes 3 88 03 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[5]
C000197600 [Member] | U S Treasury Notes 3 88 03 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[5]
C000197600 [Member] | U S Treasury Notes 3 88 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000197600 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[5]
C000197600 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 4 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 2 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000197600 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000197600 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000197600 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000197600 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000197600 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000197600 [Member] | Municipal Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000197600 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000197600 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000197600 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%
C000197600 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000197600 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000197600 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000218086 [Member] | Rakuten Group Inc 9 75 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[6]
C000218086 [Member] | Clarivate Science Holdings Corp 3 88 07 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[6]
C000218086 [Member] | Sunoco L P Sunoco Finance Corp 5 88 03 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[6]
C000218086 [Member] | AMN Healthcare Inc 4 00 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000218086 [Member] | EnerSys 4 38 12 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[6]
C000218086 [Member] | PRA Group Inc 8 88 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[6]
C000218086 [Member] | Resorts World Las Vegas LLC RWLV Capital Inc 4 63 04 16 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[6]
C000218086 [Member] | Venture Global LNG Inc 8 13 06 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[6]
C000218086 [Member] | Global Aircraft Leasing Co Ltd 8 75 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[6]
C000218086 [Member] | One 011778 BC ULC New Red Finance Inc 3 88 01 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[6]
C000218086 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218086 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218086 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000218086 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000239743 [Member] | Park Blue CLO Ltd Series 2025 7A Class A1 4 89 04 25 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[7]
C000239743 [Member] | Blackrock MT Lassen CLO XV LLC Series 2025 1A Class A1 5 32 07 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[7]
C000239743 [Member] | Carlyle US CLO Ltd Series 2022 3A Class A1R2 4 84 04 20 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[7]
C000239743 [Member] | Sona Fios CLO II DAC 3 25 02 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[7]
C000239743 [Member] | Whetstone Park CLO Ltd Series 2021 1A Class A1R 4 75 01 20 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000239743 [Member] | Cairn Clo XVI DAC Series 2023 16A Class AR 3 46 01 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[7]
C000239743 [Member] | RR 26 Ltd Series 2023 26A Class A1R 4 79 04 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[7]
C000239743 [Member] | BlackRock CLO L P Series 2025 2A Class A 5 05 11 21 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[7]
C000239743 [Member] | Barings Euro CLO DAC Series 2024 1A Class AR 3 51 04 20 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[7]
C000239743 [Member] | Ares LIII CLO Ltd Series 2019 53A Class A1R2 4 76 10 24 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[7]
C000239743 [Member] | Maturing in 11 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000239743 [Member] | Maturing in 6 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000239743 [Member] | Maturing in 0 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000239743 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000239744 [Member] | Iliad Holding S A S 8 50 04 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[8]
C000239744 [Member] | Melco Resorts Finance Ltd 5 38 12 04 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[8]
C000239744 [Member] | Studio City Finance Ltd 5 00 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[8]
C000239744 [Member] | Paramount Global 4 95 01 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[8]
C000239744 [Member] | Carriage Services Inc 4 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[8]
C000239744 [Member] | Genesis Energy L P Genesis Energy Finance Corp 8 25 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[8]
C000239744 [Member] | VOC Escrow Ltd 5 00 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[8]
C000239744 [Member] | Venture Global Plaquemines LNG LLC 6 13 12 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[8]
C000239744 [Member] | Hilcorp Energy I L P Hilcorp Finance Co 6 00 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[8]
C000239744 [Member] | EZCORP Inc 7 38 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[8]
C000239744 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000239744 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000239744 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000239744 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239745 [Member] | California State of School Finance Authority Green Dot Public Schools Series 2018 A RB 5 00 08 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[9]
C000239745 [Member] | Indiana State of Finance Authority Institute of Technology Series 2019 Ref RB 5 00 09 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[9]
C000239745 [Member] | Southern California Tobacco Securitization Authority San Diego County Asset Securitization Corp Series 2019 Ref RB 5 00 06 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[9]
C000239745 [Member] | Bucks County of PA Industrial Development Authority Grand View Hospital Series 2021 RB 5 00 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000239745 [Member] | Massachusetts Commonwealth of Development Finance Agency Emerson College Series 2016 A RB 5 00 01 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[9]
C000239745 [Member] | South Carolina State of Jobs Economic Development Authority Beaufort Memorial Hospital And South of Broad Healthcare Series 2024 RB 5 75 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[9]
C000239745 [Member] | Central Plains Energy Project No 3 Series 2017 A Ref RB 5 00 09 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[9]
C000239745 [Member] | Ohio State of Series 2025 Ref VRD RB 1 80 01 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[9]
C000239745 [Member] | New Mexico State of Hospital Equipment Loan Council Presbyterian Healthcare Series 2008 VRD Ref RB 1 85 08 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000239745 [Member] | Columbus Medical Center Hospital Authority Piedmont Healthcare Inc Series 2019 RB 5 00 07 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[9]
C000239745 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000239745 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.70%
C000239745 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000239745 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000239746 [Member] | U S Treasury Notes 3 88 03 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[10]
C000239746 [Member] | Whetstone Park CLO Ltd Series 2021 1A Class A1R 4 75 01 20 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[10]
C000239746 [Member] | Meta Platforms Inc 455 05 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[10]
C000239746 [Member] | Augusta SpinCo Corp 432 09 23 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[10]
C000239746 [Member] | Roblox Corp 388 05 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[10]
C000239746 [Member] | VoltaGrid LLC 738 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[10]
C000239746 [Member] | TransDigm Inc 638 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[10]
C000239746 [Member] | BX Commercial Mortgage Trust Series 2026 CSMO Class A 505 02 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[10]
C000239746 [Member] | Compass Datacenters Issuer II LLC Series 2025 2A Class A1 493 11 25 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[10]
C000239746 [Member] | CoreWeave Compute Acquisition Co VIII LLC Delayed Draw Term Loan 000 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000239746 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000239746 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000239746 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000239746 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000239746 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.70%
C000239746 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000239746 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000239746 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250918 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[11]
C000250918 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[11]
C000250918 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%	[11]
C000250918 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[11]
C000250918 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[11]
C000250918 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[11]
C000250918 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[11]
C000250918 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[11]
C000250918 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[11]
C000250918 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[11]
C000250918 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000250918 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000250918 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000250919 [Member] | Mizuho Bank Ltd Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[12]
C000250919 [Member] | Morgan Stanley Finance LLC Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%	[12]
C000250919 [Member] | Toronto Dominion Bank The Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%	[12]
C000250919 [Member] | Goldman Sachs Group Inc The Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%	[12]
C000250919 [Member] | Societe Generale S A Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%	[12]
C000250919 [Member] | Citigroup Inc Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[12]
C000250919 [Member] | Morgan Stanley Finance LLC Invesco S And P 500 Equal Weight ETF Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[12]
C000250919 [Member] | Goldman Sachs Group Inc The Invesco S And P 500 Equal Weight ETF Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[12]
C000250919 [Member] | Citigroup Inc Invesco S And P 500 Equal Weight ETF Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[12]
C000250919 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[12]
C000250919 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000250919 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.40%
C000250919 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000251085 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[13]
C000251085 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[13]
C000251085 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[13]
C000251085 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[13]
C000251085 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[13]
C000251085 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[13]
C000251085 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[13]
C000251085 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[13]
C000251085 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[13]
C000251085 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[13]
C000251085 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000251085 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.60%
C000251085 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000255210 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[14]
C000255210 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%	[14]
C000255210 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[14]
C000255210 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[14]
C000255210 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%	[14]
C000255210 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[14]
C000255210 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[14]
C000255210 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[14]
C000255210 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000255210 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000255210 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000255210 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000257059 [Member] | Plains GP Holdings LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[15]
C000257059 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[15]
C000257059 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[15]
C000257059 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[15]
C000257059 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[15]
C000257059 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[15]
C000257059 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%	[15]
C000257059 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%	[15]
C000257059 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%	[15]
C000257059 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%	[15]
C000257059 [Member] | Oil and Gas Refining and Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000257059 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000257059 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000257059 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000257059 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000258361 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000258361 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000258361 [Member] | Commodity Risk Long [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.40%	[16]
C000258361 [Member] | Commodity Risk Short [Member]
Holdings [Line Items]
Percent of Total Short Exposure	0.60%	[16]
C000258361 [Member] | Currency Risk Long [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.90%	[16]
C000258361 [Member] | Currency Risk Short [Member]
Holdings [Line Items]
Percent of Total Short Exposure	6.40%	[16]
C000258361 [Member] | Equity Risk Long [Member]
Holdings [Line Items]
Percent of Total Long Exposure	20.20%	[16]
C000258361 [Member] | Equity Risk Short [Member]
Holdings [Line Items]
Percent of Total Short Exposure	0.70%	[16]
C000258361 [Member] | Interest Rate Risk Short [Member]
Holdings [Line Items]
Percent of Total Short Exposure	49.80%	[16]
C000258361 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259536 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[17]
C000259536 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[17]
C000259536 [Member] | NXP Semiconductors N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[17]
C000259536 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[17]
C000259536 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[17]
C000259536 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[17]
C000259536 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[17]
C000259536 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[17]
C000259536 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[17]
C000259536 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[17]
C000259536 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000259536 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000259536 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000259536 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259536 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000259536 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000259536 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000259536 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000259536 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000259536 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000259536 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259537 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%	[18]
C000259537 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[18]
C000259537 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[18]
C000259537 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[18]
C000259537 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[18]
C000259537 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[18]
C000259537 [Member] | Reliance Industries Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[18]
C000259537 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[18]
C000259537 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[18]
C000259537 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[18]
C000259537 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000259537 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000259537 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000259537 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259537 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000259537 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000259537 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000259537 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000259537 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000259537 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259537 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259538 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[19]
C000259538 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%	[19]
C000259538 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[19]
C000259538 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[19]
C000259538 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[19]
C000259538 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%	[19]
C000259538 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[19]
C000259538 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[19]
C000259538 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[19]
C000259538 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[19]
C000259538 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259538 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000259538 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000259538 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000259538 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000259538 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000259538 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000259538 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000259538 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261965 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[20]
C000261965 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[20]
C000261965 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[20]
C000261965 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[20]
C000261965 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[20]
C000261965 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[20]
C000261965 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[20]
C000261965 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[20]
C000261965 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[20]
C000261965 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[20]
C000261965 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000261965 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000261965 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000261965 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000261965 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000261965 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261965 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000261965 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000261965 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000261965 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000261965 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000261965 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262117 [Member] | U S Treasury Notes 3 88 03 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.93%	[21]
C000262117 [Member] | U S Treasury Notes 3 88 03 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%	[21]
C000262117 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[21]
C000262117 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[21]
C000262117 [Member] | Uniform Mortgage Backed Securities TBA 4 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[21]
C000262117 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[21]
C000262117 [Member] | Uniform Mortgage Backed Securities TBA 2 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[21]
C000262117 [Member] | Uniform Mortgage Backed Securities TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[21]
C000262117 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[21]
C000262117 [Member] | Uniform Mortgage Backed Securities TBA 5 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[21]
C000262117 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000262117 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000262117 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000262117 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
C000262117 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000262117 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000262118 [Member] | M S R Energy Authority Series 2009 C RB 7 00 11 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[22]
C000262118 [Member] | Tulsa Municipal Airport Trust Trustees American Airlines Inc Series 2025 Ref RB 6 25 12 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[22]
C000262118 [Member] | Philadelphia City of PA Housing Authority PHADC Acquition Program Series 2025 A RB 5 00 03 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[22]
C000262118 [Member] | New Orleans Aviation Board Series 2024 B Ref RB 5 25 01 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[22]
C000262118 [Member] | Wisconsin State of Health and Educational Facilities Authority Mercy Health Coporation Obligated Group Series 2026 Ref RB 5 00 12 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[22]
C000262118 [Member] | Black Belt Energy Gas District Gas Series 2025 G RB 5 00 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[22]
C000262118 [Member] | Southeast Energy Authority A Cooperative District No 2 Series 2024 A RB 5 00 11 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[22]
C000262118 [Member] | Canaveral Port Authority Series 2018 A RB 5 00 06 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[22]
C000262118 [Member] | Columbus Medical Center Hospital Authority Piedmont Healthcare Inc Series 2019 RB 5 00 07 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[22]
C000262118 [Member] | New York Transportation Development Corp LaGuardia Airport Terminal B Redevelopment Series 2016 A RB 5 00 07 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[22]
C000262118 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000262118 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	85.80%
C000262118 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000262118 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000271483 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[23]
C000271483 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[23]
C000271483 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[23]
C000271483 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[23]
C000271483 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[23]
C000271483 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[23]
C000271483 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[23]
C000271483 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[23]
C000271483 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[23]
C000271483 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[23]
C000271483 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000271483 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000271483 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000271483 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000271483 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000271483 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000271483 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000271483 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000271483 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000271483 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000271483 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000271483 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000271624 [Member] | Federal National Mortgage Association 4 50 02 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[24]
C000271624 [Member] | Federal National Mortgage Association 4 50 02 01 2056 Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[24]
C000271624 [Member] | Federal National Mortgage Association 4 50 12 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[24]
C000271624 [Member] | Federal Home Loan Mortgage Corp 4 50 12 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[24]
C000271624 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[24]
C000271624 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[24]
C000271624 [Member] | Oracle Corp 6 15 11 09 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[24]
C000271624 [Member] | RCKT Mortgage Trust Series 2026 CES1 Class A1A 4 83 01 25 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[24]
C000271624 [Member] | Angel Oak Mortgage Trust Series 2026 2 Class A3 5 20 02 25 2071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[24]
C000271624 [Member] | U S Treasury Bills 3 62 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[24]
C000271624 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000271624 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000271624 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000271624 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000271624 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000271624 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000271624 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000271624 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000271625 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%	[25]
C000271625 [Member] | Uniform Mortgage Backed Securities TBA 2 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%	[25]
C000271625 [Member] | Royal Bank of Canada 3 92 02 05 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[25]
C000271625 [Member] | Commonwealth Bank of Australia 3 91 02 25 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[25]
C000271625 [Member] | Bank of Nova Scotia 3 93 02 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[25]
C000271625 [Member] | Nordea Bank Abp 4 01 02 05 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[25]
C000271625 [Member] | Government National Mortgage Association TBA 5 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[25]
C000271625 [Member] | Uniform Mortgage Backed Securities TBA 3 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[25]
C000271625 [Member] | Government National Mortgage Association TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[25]
C000271625 [Member] | Government National Mortgage Association TBA 2 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[25]
C000271625 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000271625 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.20%
C000271625 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000271625 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000271625 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271625 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000271625 [Member] | U S Government Sponsored Agency Mortgage Backed Securities Short [Member]
Holdings [Line Items]
Percent of Total Investments	(1.20%)

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.